CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total equity of the Company's shareholders	Shares Voting ordinary shares	Shares Non-Voting ordinary shares	Shares Profit Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Equity attributable to non-controlling interest in subsidiaries	Total
Balance at the beginning (in shares) at Dec. 31, 2018		36,000,000		800,000
Balance as of beginning at Dec. 31, 2018	$ 1,652				$ 1,802	$ (111)	$ (39)	$ 5	$ 1,657
Equity-based compensation	6				6				6
Other comprehensive loss, net of tax	(59)						(59)		(59)
Net loss	134					134		4	138
Balance at the end (in shares) at Dec. 31, 2019		36,000,000	0	800,000
Balance as of ending at Dec. 31, 2019	1,678	$ 0	$ 0	$ 0	1,750	26	(98)	4	1,682
Equity-based compensation	3				3				3
Other comprehensive loss, net of tax	(81)						(81)		(81)
Net loss	(618)					(618)		(1)	(619)
Balance at the end (in shares) at Dec. 31, 2020		36,000,000	0	800,000
Balance as of ending at Dec. 31, 2020	981	$ 0	$ 0	$ 0	1,752	(592)	(179)	3	984
Other comprehensive loss, net of tax	(9)						(9)		(9)
Net loss	(114)					(114)			(114)
Balance at the end (in shares) at Mar. 31, 2021		36,000,000		800,000
Balance as of ending at Mar. 31, 2021	858				1,752	(706)	(188)	3	861
Balance at the beginning (in shares) at Dec. 31, 2020		36,000,000	0	800,000
Balance as of beginning at Dec. 31, 2020	981	$ 0	$ 0	$ 0	1,752	(592)	(179)	3	984
Dividend on preferred shares (see note - [13])	(10)				(10)				(10)
Equity-based compensation	3				3				3
Other comprehensive loss, net of tax	17						17		17
Net loss	(473)					(473)		(2)	(475)
Balance at the end (in shares) at Dec. 31, 2021		36,000,000	8,413,972	800,000
Balance as of ending at Dec. 31, 2021	1,333	$ 0	$ 0	$ 0	2,560	(1,065)	(162)	1	1,334
Dividend on preferred shares (see note - [13])	(5)				(5)				(5)
Equity-based compensation	3				3				3
Other comprehensive loss, net of tax	(7)						(7)		(7)
Net loss	(91)					(91)			(91)
Balance at the end (in shares) at Mar. 31, 2022		36,000,000	8,413,972	800,000
Balance as of ending at Mar. 31, 2022	$ 1,233				$ 2,558	$ (1,156)	$ (169)	$ 1	$ 1,234